Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
13.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2017	December 31, 2016
Employee related liabilities	390	297
Employee compensated absences	141	111
Taxes other than income taxes	65	58
Advances	89	39
Payables to equity-method investments	49	49
Derivative instruments	1	44
Provision for restructuring	46	49
Defined benefit plans — current portion	9	9
Defined contribution plans — accrued benefits Royalties	19 23	16 20
Others	65	58

Total	897	750

Derivative instruments are further described in Note 24.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2017 and December 31, 2016, presented cumulatively in line “Others”.